Severance Indemnities and Pension Plans (Combined Funded Status and Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	¥ 729,199	¥ 839,757
Accrued benefit cost	(92,225)	(65,690)
Domestic, Japan [Member] | Non-contributory Pension Benefits and SIP [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	1,841,884	1,821,794
Service cost	49,194	48,352
Interest cost	10,969	13,504
Acquisitions / Divestitures	(94)	(160)
Actuarial loss (gain)	(3,053)	43,527
Benefits paid	(66,771)	(66,539)
Lump-sum payment	(24,224)	(18,594)
Benefit obligation at end of fiscal year	1,807,905	1,841,884	¥ 1,821,794
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	2,594,788	2,603,329
Actual return on plan assets	(123,802)	13,664
Employer contributions	28,653	44,427
Acquisitions / Divestitures	(21)	(93)
Benefits paid	(66,771)	(66,539)
Fair value of plan assets at end of fiscal year	2,432,847	2,594,788	2,603,329
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	643,520	770,564
Accrued benefit cost	(18,577)	(17,660)
Net amount recognized	624,943	752,904
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	469,080	502,056
Service cost	14,406	12,395	10,169
Interest cost	17,370	14,958	15,359
Plan participants' contributions	28	37
Acquisitions / Divestitures	13,000	(17)
Amendments	3,721	64
Actuarial loss (gain)	58,831	(28,466)
Benefits paid	(21,120)	(19,894)
Lump-sum payment	(2,284)	(1,750)
Translation adjustments and other	(6,019)	(10,303)
Benefit obligation at end of fiscal year	547,013	469,080	502,056
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	493,495	542,646
Actual return on plan assets	92,087	(21,353)
Employer contributions	2,887	3,117
Acquisitions / Divestitures	791
Plan participants' contributions	28	37
Benefits paid	(21,120)	(19,894)
Translation adjustments and other	(8,660)	(11,058)
Fair value of plan assets at end of fiscal year	559,508	493,495	542,646
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	81,301	67,821
Accrued benefit cost	(68,806)	(43,406)
Net amount recognized	12,495	24,415
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of fiscal year	31,510	34,347
Service cost	366	525	676
Interest cost	1,159	1,046	1,079
Plan participants' contributions	455	452
Actuarial loss (gain)	1,648	(2,354)
Benefits paid	(2,326)	(2,221)
Translation adjustments and other	(429)	(285)
Benefit obligation at end of fiscal year	32,383	31,510	34,347
Change in plan assets:
Fair value of plan assets at beginning of fiscal year	28,258	32,466
Actual return on plan assets	5,695	(1,948)
Employer contributions	186	102
Plan participants' contributions	455	452
Benefits paid	(2,326)	(2,221)
Translation adjustments and other	(349)	(593)
Fair value of plan assets at end of fiscal year	31,919	28,258	¥ 32,466
Amounts recognized in the consolidated balance sheets:
Prepaid benefit cost	4,378	1,372
Accrued benefit cost	(4,842)	(4,624)
Net amount recognized	¥ (464)	¥ (3,252)